Revenue	12 Months Ended
Aug. 31, 2023
Revenue [Abstract]
REVENUE
14.	REVENUE

Continuing operations

The Group provides domestic kindergartens education program and international education program oversea. Overseas business includes arts programs, language programs and university foundation programs. The Group’s revenue includes tuition income from education programs, meal income, boarding income, commission income, study-abroad and career consulting service income, camp service and other education services related revenue. Revenue for the years ended August 31, 2021, 2022 and 2023 were primarily generated in the PRC, Hong Kong, Canada, the UK and US. Please refer to Note 21 for disaggregation of revenue by geographical areas. The Group recognized majority of its revenue over time and have insignificant amount of revenue recognized at a point in time.

(a)	Disaggregation of revenue

	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Tuition income from education programs	343,468	405,990	477,909
Tuition income from complementary training courses	229,011	286,891	331,805
Meal income from education service	259,190	358,643	359,971
Boarding income from education service	88,600	145,077	290,812
Commission income	119,565	148,154	200,169
Consulting service income	113,426	125,365	173,283
Operation service income	-	59,702	41,824
Camp service income	29,225	26,355	83,599
Other revenues	225,653	161,560	169,808
Less: sales tax	6,358	3,772	5,429
Total	1,401,780	1,713,965	2,123,751

(b)	Contract balances

	As of August 31,
	2022	2023
	RMB	RMB
Accounts receivable, net of allowance	18,084	19,209
Contract liabilities - Current	516,731	541,683
Non-current contract liabilities	2,203	2,116
Refund liabilities	20,517	17,572

Contract liabilities principally relate to customer advances received prior to performance of services. Substantially all contract liabilities at the beginning of the year ended August 31, 2023 were recognized as revenue during the year ended August 31, 2023 and substantial all contract liabilities as of August 31, 2023 are expected to be realized in the following year.

Refund liabilities mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the course. Refund liabilities estimates are based on historical refund ratio on a portfolio basis using the expected value method.